Cover	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	GCP Applied Technologies Inc.
Entity Central Index Key	0001644440
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37533
Entity Tax Identification Number	47-3936076
Entity Address, Address Line One	62 Whittemore Avenue
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	876-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GCP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Jul. 30, 2020